Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Related party disclosures [Abstract]
Sales/purchase transactions with related parties
Transactions entered into and trading balances outstanding at December 31 are as follows:

	2020		2019		2018
	Sales to related party £000’s	Purchases from related party £000’s	Sales to related party £000’s	Purchases from related party £000’s	Sales to related party £000’s	Purchases from related party £000’s
Aigenpulse Limited	-	-	-	500	-	729
Adaptimmune Limited	-	-	-	-	69	-
Malin Life Sciences Holdings Limited	-	-	-	-	-	2
Oxford Nanosystems Limited	-	-	-	-	2	-
Oxford Innovation Ltd	-	-	-	30	-	13
	-	-	-	530	71	744

Remuneration of key management personnel
The remuneration of the directors and executive officers (excluding non-executive directors), who are the key management personnel of the Group, is set out below in aggregate for each of the categories specified in IAS 24, ‘Related Party Disclosures

	2020 £000’s	2019 £000’s	2018 £’000’s
Short-term employee benefits	3,421	6,502	4,435
Share-based payments	5,602	3,667	270
	9,023	10,169	4,705